Payables for the acquisition of subsidiaries (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Payables for the acquisition of subsidiaries
Consideration paid for acquisitions	R$ 37,571	R$ 222,962
Acquisition of subsidiaries, payment for amortization of interest		R$ 179,148